SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
SCHEDULE OF OTHER CURRENT ASSETS

The following table summarizes other current assets:

	June 30, 2026	December 31, 2025
Prepayments	£151,175	£398,725
Prepaid taxes	67,289	40,842
Other debtors	718	38,232
Other current assets	2,763	24,144
Total	£221,945	£501,943

SCHEDULE OF ESTIMATED USEFUL LIFE OF RELATED ASSETS

Property and equipment are stated at cost less accumulated depreciation and impairment, if any. Depreciation is calculated using the straight-line method over the estimated useful life of the related assets.

Assets	Estimated useful life
Computer and equipment	5 Years